SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2017
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2017:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	5,354,220	$4.04	2.82	$549
Granted	9,238,668	$1.75
Forfeited	(1,179,021)	$4.99
Outstanding at June 30, 2017	13,413,867	$2.38	4.15	$4,010
Exercisable at June 30, 2017	1,720,928	$6.30	1.47	$10

Schedule of Restricted Stock Unit Activity	[Placeholder]
Service Based Stock Options [Member]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2017:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	1,516,666	$2.53	3.77	-
Forfeited	(200,000)	$2.28
Outstanding at June 30, 2017	1,316,666	$2.56	3.27	-
Exercisable at June 30, 2017	483,329	$2.54	2.99	-